Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.005	$ 0.005
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, shares issued	2,805,325	2,800,000
Ordinary shares, shares outstanding	2,805,325	2,800,000